Concentrations and Risks	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Concentrations and Risks [Abstract]
CONCENTRATIONS AND RISKS

13. CONCENTRATIONS AND RISKS

Credit Risk

Credit risk is the potential financial loss to the Company resulting from the failure of a customer or a counterparty to settle its financial and contractual obligations to the Company, as and when they fall due. As the Company does not hold any collateral, the maximum exposure to credit risk is the carrying amounts of other receivables (exclude prepayments) and cash and bank deposits presented on the unaudited interim condensed consolidated balance sheets. The Company has no other financial assets which carry significant exposure to credit risk.

Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses for a period of 60 days, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.

Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The company’s exposure to the risk of changes in foreign exchange rates relates primarily to the Company’s operating activities (when expense is denominated in a foreign currency) and the Company’s net investments in foreign subsidiaries.

Impact of Inflation

Inflation in Taiwan and PRC has not materially affected the Company’s profitability and operating results. However, the Company can provide no assurance that we will be unaffected by higher inflation rates in Taiwan and PRC or globally in the future.

14. CONCENTRATIONS AND RISKS

Credit Risk

Credit risk is the potential financial loss to the Company resulting from the failure of a customer or a counterparty to settle its financial and contractual obligations to the Company, as and when they fall due. As the Company does not hold any collateral, the maximum exposure to credit risk is the carrying amounts of other receivables (exclude prepayments) and cash and bank deposits presented on the consolidated balance sheets. The Company has no other financial assets which carry significant exposure to credit risk.

Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses for a period of 60 days, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.

Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The company’s exposure to the risk of changes in foreign exchange rates relates primarily to the Company’s operating activities (when expense is denominated in a foreign currency) and the Company’s net investments in foreign subsidiaries.

Impact of Inflation

Inflation in Taiwan and PRC has not materially affected the Company’s profitability and operating results. However, the Company can provide no assurance that we will be unaffected by higher inflation rates in Taiwan and PRC or globally in the future.